EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS (Details) (10-Q) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended						9 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended				12 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended		12 Months Ended										1 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2013	Sep. 30, 2013 Director	Sep. 30, 2012	Sep. 30, 2013 Director	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 $14.00-$16.00 [Member]	Dec. 31, 2012 $46.00 [Member]	Dec. 31, 2012 $66.00 [Member]	Dec. 31, 2012 $138.00 [Member]	Sep. 30, 2013 Equity Warrant [Member] $16.00 [Member]	Dec. 31, 2012 Equity Warrant [Member] $16.00 [Member]	Sep. 30, 2013 Equity Warrant [Member] $46.00 [Member]	Dec. 31, 2012 Equity Warrant [Member] $46.00 [Member]	Sep. 30, 2013 Equity Warrant [Member] $138.00 [Member]	Dec. 31, 2012 Equity Warrant [Member] $138.00 [Member]	Sep. 30, 2013 Liability Warrant [Member] $14.00-$16.00 [Member]		Dec. 31, 2012 Liability Warrant [Member] $14.00-$16.00 [Member]		Sep. 30, 2013 Liability Warrant [Member] $16.00 [Member]		Sep. 30, 2013 Liability Warrant [Member] $66.00 [Member]		Dec. 31, 2012 Liability Warrant [Member] $66.00 [Member]		Dec. 31, 2012 Each Non-employee Director [Member]	Apr. 30, 2013 Director Serving on Strategic Committee [Member] Director	Mar. 31, 2011 Options [Member]	Sep. 30, 2013 Options [Member]		Dec. 31, 2012 Options [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Apr. 30, 2013 Options [Member] Director Serving on Strategic Committee [Member]	Apr. 30, 2013 Options [Member] Director Serving on Strategic Committee [Member] Maximum [Member]	Apr. 30, 2013 Warrants [Member]	Sep. 30, 2013 Warrants [Member]		Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2012 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2011 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2010 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2012 Warrants [Member] Liability Warrant [Member]	Dec. 31, 2011 Warrants [Member] Liability Warrant [Member]	Dec. 31, 2010 Warrants [Member] Liability Warrant [Member]	Sep. 30, 2013 2010 Plan [Member] Each Non-employee Director [Member]	Apr. 30, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member]	Jan. 31, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member]	Apr. 30, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member] Maximum [Member]	Jan. 31, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member] Maximum [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2013 Accumulated Deficit [Member]	Dec. 31, 2012 Accumulated Deficit [Member]	Dec. 31, 2011 Accumulated Deficit [Member]	Sep. 30, 2013 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Loss [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	$ (4,224)			$ 4,436	$ 13,714	$ 13,714	$ 22,390																																																$ 210,396	$ 209,613	$ 207,432	$ (204,420)	$ (194,911)	$ (184,812)	$ (1,540)	$ (988)	$ (74)
Balance at beginning of period (in shares)	1,103,597			1,038,080	1,006,323	1,006,323																																																	1,038,080	1,006,323	976,796
Share-based compensation				380																																																			380			0			0
Conversion of senior subordinated debenture				500																																																			500			0			0
Conversion of senior subordinated debenture (in shares)																																																							28,429
Common stock issued for services				613		228	568																																																613	228	568	0	0	0	0	0	0
Common stock issued for services, (in shares)																																																							37,088	8,972	16,867
Warrants issued fees and services				156																																																			156			0			0
Warrants issued fees and services (in shares)																																																							0
Foreign currency translation				(458)																																																			0			0			(458)
Net loss		(2,071)	(368)	(9,851)	(9,398)	(9,509)	(10,099)																																																0	0	0	(9,851)	(9,509)	(10,099)	0	0	0
Balance at end of period		$ (4,224)		$ (4,224)		$ 4,436	$ 13,714																																																$ 212,045	$ 210,396	$ 209,613	$ (214,271)	$ (204,420)	$ (194,911)	$ (1,998)	$ (1,540)	$ (988)
Balance at end of period (in shares)		1,103,597		1,103,597		1,038,080	1,006,323																																																1,103,597	1,038,080	1,006,323
Shares Under Options, Outstanding [Roll Forward]
Outstanding at beginning of period (in shares)																														227,426	169,254		192,944	227,426
Granted (in shares)																															37,500.000	[1]	29,060.000	26,022.000			1,250.000																3,750.000	1,250.000
Impact of anti-dilution clauses (in shares)																															0		0	0
Exercised (in shares)																															0		0	0
Forfeited, expired or cancelled (in shares)																														(30,000)	(27,551)		(52,750)	(60,504)
Outstanding at end of period (in shares)																															179,203		169,254	192,944	227,426
Exercisable at end of period (in shares)																															144,887		143,522	138,438
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)																														$ 60.00	$ 32.00		$ 54.00	$ 60.00
Granted (in dollars per share)																															$ 16.00	[1]	$ 30.00	$ 44.00		$ 16.00															$ 16.00	$ 16.00
Impact of anti-dilution clauses (in dollars per share)																															$ 0
Exercised (in dollars per share)																												$ 28.00			$ 0
Forfeited, expired or cancelled (in dollars per share)																														$ 60.00	$ 54.00		$ 68.00	$ 72.00
Outstanding at end of period (in dollars per share)																															$ 24.40		$ 32.00	$ 54.00	$ 60.00
Exercisable at end of period (in dollars per share)																															$ 26.00		$ 34.00
Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life																															6 years 4 months 24 days		6 years 3 months 18 days	6 years 3 months 18 days	6 years 9 months 18 days
Exercisable, weighted average remaining contractual life																															5 years 10 months 24 days		5 years 10 months 24 days
Shares Under Warrants [Roll Forward]
Outstanding at beginning of period (in shares)																																							806,769		233,947	202,148		17,372	2,727		216,575	199,421
Granted (in shares)																																							54,581	[1]	423,782	25,794		0	25,795		423,782	0
Impact of anti-dilution clauses (in shares)																																							2,082		518,720	31,517		0	0		518,720	31,516
Exercised (in shares)																																							0		(25,015)	0		0	0		(25,015)	0
Forfeited, expired or cancelled (in shares)																																						(146,106)	(146,106)		(22,880)	(25,512)		(11,616)	(11,150)		(411,264)	(14,362)
Outstanding at end of period (in shares)																																							717,326		806,769	233,947	202,148	5,756	17,372	2,727	801,013	216,575	199,421
Exercisable at end of period (in shares)																																							717,326		713,969			5,756			708,213
Equity and Liability Warrants Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)																																							$ 24.00		$ 208.00	$ 54.00		$ 60.00	$ 138.00		$ 220.00	$ 256.00
Granted (in dollars per share)																																							$ 16.00	[1]	$ 20.00	$ 46.00		$ 0	$ 46.00		$ 20.00
Impact of anti-dilution clauses (in dollars per share)																																												$ 0
Exercised (in dollars per share)																																							$ 0		$ 20.00			$ 0			$ 20.00
Forfeited, expired or cancelled (in dollars per share)																																							$ 66.00		$ 86.00	$ 148.00		$ 44.00	$ 46.00		$ 88.00	$ 226.00
Outstanding at end of period (in dollars per share)																																							$ 16.00		$ 24.00	$ 208.00	$ 54.00	$ 90.00	$ 60.00	$ 138.00	$ 24.00	$ 220.00	$ 256.00
Exercisable at end of period (in dollars per share)																																							$ 16.00		$ 26.00			$ 90.00			$ 24.00
Equity and Liability Warrants, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life																																							3 years 7 months 6 days		3 years 6 months	1 year 8 months 12 days	2 years 3 months 18 days	2 years 4 months 24 days	3 years 6 months	2 years 9 months 18 days	3 years 6 months	1 year 6 months	2 years 3 months 18 days
Exercisable, weighted average remaining contractual life																																							3 years 7 months 6 days		3 years 3 months 18 days			2 years 4 months 24 days			3 years 3 months 18 days
Common stock, shares authorized (in shares)		6,000,000		6,000,000		2,500,000	2,500,000
Initially reserved (in shares)																																	125,000																	1,250
Number of shares reserved after increment (in shares)																																																		5,000
Number of non-employee directors		5		5
Vesting period																																				12 months															9 months	12 months
Expiration date																																				Apr. 30, 2018															Apr. 18, 2023	Jan. 31, 2023
Reverse stock split	200 to 1
Number of directors on Strategic Committee																													2
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, lower range limit (in dollars per share)								$ 14.00										$ 14.00
Exercise price range, upper range limit (in dollars per share)								$ 16.00	$ 46.00	$ 66.00	$ 138.00	$ 16.00		$ 46.00		$ 138.00		$ 16.00				$ 16.00	[2]	$ 66.00	[3]
Shares under warrants - outstanding (in shares)		17,327		17,327		806,769		656,990	3,029	144,023	2,727	12,176	0	3,029	3,029	2,727	2,727	695,390	[3]	656,990	[3]	4,005	[2]	0	[3]	144,023	[3]
Weighted average exercise price - outstanding (in dollars per share)		$ 16.00		$ 16.00		$ 24.00		$ 16.00	$ 46.00	$ 66.00	$ 138.00	$ 16.00	$ 0	$ 46.00	$ 46.00	$ 138.00	$ 138.00	$ 16.00	[3]	$ 16.00	[3]	$ 16.00	[2]	$ 0	[3]	$ 66.00	[3]
Remaining contractual life - outstanding				3 years 7 months 6 days		3 years 6 months		4 years 2 months 12 days	3 years 10 months 24 days	0 years 3 months 18 days	0 years 9 months 18 days	4 years 8 months 12 days		3 years 2 months 12 days	3 years 10 months 24 days	0 years 1 month 6 days	0 years 9 months 18 days	3 years 7 months 6 days	[3]	4 years 2 months 12 days	[3]	4 years 9 months 18 days	[2]			0 years 3 months 18 days	[3]

[1]	Includes adjustments to shares underlying PIK warrants.
[2]	The warrants are classified as liability warrants because an indeterminate number of shares are issuable under the TCA debt agreement.
[3]	The warrant contain full ratchet anti-dilution provisions.